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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                (No. 333-33978)                                             [X]

                Pre- Effective Amendment No.                                [ ]
                                            ----

                Post-Effective Amendment No. 13                             [X]
                                            ----

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                OF 1940  (No. 811-9885)                                     [X]

         Amendment No. 14                                                   [X]
                      ----

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
-------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
-------------------------------------------------------------------------------
Address of Principal Executive Offices       (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                -------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
-------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
       [X] immediately upon filing pursuant to paragraph (b) of Rule 485
       [ ] on (date) pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
       [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                            April 17, 2003


                              JANUS ADVISER SERIES
                       JANUS ADVISER SMALL CAP VALUE FUND

                                    I SHARES


                                    C SHARES


                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                         This Prospectus describes one of the funds of Janus Adviser Series ("the Trust"), Janus Adviser Small Cap Value Fund ("the Fund"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund and Bay Isle Financial LLC ("Bay Isle") serves as subadviser to the Fund.


                         Janus Adviser Small Cap Value Fund currently offers two classes of shares, I Shares and C Shares (together, the "Shares"). Certain financial intermediaries may offer only one class of shares.


                         It is currently contemplated that the Fund will participate in a tax-free reorganization under which Investor Shares, Institutional Shares and Service Shares of the Berger Small Cap Value Fund II are reorganized into I Shares of the Fund.



                         If the reorganization is approved by the shareholders of Berger Small Cap Value Fund II, it is currently contemplated that the reorganization will become effective on or about April 21, 2003. On, or soon after the effective date, holders of shares of Berger Small Cap Value Fund II would receive I Shares of the Fund. The Fund will not commence operations until the effective date of the reorganization.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Adviser Small Cap Value Fund............    2
                   Fees and expenses.............................    5

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Janus Adviser Small Cap Value Fund............    8
                   General portfolio policies....................   10
                   Risks.........................................   13

                MANAGEMENT OF THE FUND
                   Investment adviser............................   17
                   Management expenses...........................   17
                   Subadviser....................................   18
                   Bay Isle Portfolio Managers...................   19

                OTHER INFORMATION................................   20

                DISTRIBUTIONS AND TAXES
                   Distributions.................................   23
                   Taxes.........................................   24

                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................   26
                   Purchases.....................................   27
                   Exchanges.....................................   29
                   Redemptions...................................   30
                   Excessive trading.............................   32
                   Shareholder communications....................   32

                FINANCIAL HIGHLIGHTS.............................   33

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities....................   35
                   Futures, options and other derivatives........   39
                   Other investments, strategies and/or
                   techniques....................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER SMALL CAP VALUE FUND

               Janus Adviser Small Cap Value Fund ("Small Cap Value Fund" or the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF SMALL CAP VALUE FUND?

--------------------------------------------------------------------------------
               SMALL CAP VALUE FUND seeks capital appreciation.

               The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF SMALL CAP VALUE FUND?


               The Fund uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio managers generally look for companies:


               - That have reasonably strong fundamentals


               - Whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value



               The Fund invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.


               The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for

 2  Janus Adviser Series
               companies included in the Russell 2000 Index. This average is updated monthly. For purposes of the Fund's 80% policy, net assets will take into account borrowings for investment purposes.



               Within the parameters of its specific investment policies discussed above, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/ high-risk bonds to less than 20% of its net assets.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN SMALL CAP VALUE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.


               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.



               The Fund's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

               Pursuant to the tax-free reorganization that will occur on or about April 21, 2003, all of the assets of Berger Small Cap Value Fund II will be transferred to the Fund. The Fund will not commence operations until the effective date of the reorganization. The performance information provided for periods prior to the effective date of the reorganization is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to the Fund. Since Berger Small Cap Value Fund II did not commence operations until March 28, 2002, a bar chart and table is not included for this Fund.


 4  Janus Adviser Series

FEES AND EXPENSES


               The following table describes the annual fund operating expenses that you may pay if you buy and hold I Shares of the Fund. It is based on gross expenses (without the effect of expense offset arrangements). Expense information has been restated to reflect estimated annualized expenses the Fund expects to incur during the fiscal year after the reorganization of Berger Small Cap Value Fund II into the Fund.



               The table also describes the annual fund operating expenses you may pay if you buy and hold C Shares of the Fund. The information shown is based upon the estimated annualized gross expenses C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.



               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund's I Shares are a no-load investment, so you will generally not pay any shareholder fees when you buy or sell the Fund's I Shares.




               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

                                                          Risk/return summary  5

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              I Shares   C Shares
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................  None       1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................  None       1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................  None       None
Redemption fees.............................................  None       None
Exchange fees...............................................  None       None



                                 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                               Distribution              Total Annual Fund              Total Annual Fund
                                  Management     (12b-1)       Other     Operating Expenses    Total    Operating Expenses
                                     Fee         Fees(4)      Expenses   Without Waivers(5)   Waivers    With Waivers(5)
  Small Cap Value Fund -
   I Shares                         0.75%         0.25%        1.10%            2.10%          0.35%          1.75%
   C Shares                         0.75%         1.00%        0.85%            2.60%          0.35%          2.25%



 EXAMPLE:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example for I Shares assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples for C Shares assume that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge.



 The first example for C Shares assumes that you redeem all of your shares at the end of those periods. The second example for C Shares assumes that you keep your shares. All three examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:



                                                   1 Year      3 Years     5 Years    10 Years
                                                  ---------------------------------------------
  Small Cap Value Fund - I Shares                   $213         $658       $1,129     $2,431



                                                  1 Year(6)   3 Years(7)
  IF C SHARES ARE REDEEMED:                       ----------------------
  Small Cap Value Fund - C Shares                   $463         $808



                                                  1 Year(6)   3 Years(7)
  IF C SHARES ARE NOT REDEEMED:                   ----------------------
  Small Cap Value Fund - C Shares                   $363         $808



 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.


 (2) Sales charges are waived for certain investors.


 (3) A contingent deferred sales charge of 1% applies on C Shares redeemed within 18 months of purchase.


 (4) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

--------------------------------------------------------------------------------

 6  Janus Adviser Series

 (5) All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the administrative services fee and distribution fee payable by I Shares, the distribution and shareholder servicing fee payable by C Shares, brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until July 31,2004. The waiver is first applied against the Management Fee and then against Other Expenses. Expense information has been restated to reflect estimated fees.


 (6) Includes the initial sales charge and contingent deferred sales charge.


 (7) Includes the initial sales charge. Contingent deferred sales charge not applicable.


                                                          Risk/return summary  7

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of Small Cap Value Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


               Small Cap Value Fund seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that objective, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.


               The following questions and answers are designed to help you better understand Small Cap Value Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


               Small Cap Value Fund's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio managers generally look for companies with reasonably strong fundamentals, that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value.




               To a certain degree, the Small Cap Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for

 8 Janus Adviser Series
               recovery. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers' price target, if the company has deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.





2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


               Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

               The Fund may invest in special situations. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a

              Investment objective, principal investment strategies and risks  9 new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.




4. WHAT DOES "MARKET CAPITALIZATION" MEAN?



               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Fund.



5. HOW DO THE FUND'S PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY BE UNDERVALUED?



               A company may be undervalued when, in the opinion of the Fund's portfolio managers, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.


GENERAL PORTFOLIO POLICIES


               In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


 10 Janus Adviser Series

               CASH POSITION

               When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Fund's cash position to, for example, protect its assets, maintain liquidity, or meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows.


               When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

               - debt securities

               - indexed/structured securities


               - high-yield/high-risk bonds (less than 20% of the Fund's assets)



               - options, futures, forwards, swaps and other types of
                 derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity


             Investment objective, principal investment strategies and risks  11 needs) or for non-hedging purposes such as seeking to enhance return.


               - short sales, "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)


               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS

               The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when the portfolio managers believe the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's alloca-


 12 Janus Adviser Series
               tion of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER

               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio managers. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because Small Cap Value Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities

             Investment objective, principal investment strategies and risks  13 of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

               The following questions and answers are designed to help you better understand some of the risks of investing in Small Cap Value Fund.

1. THE FUND NORMALLY INVESTS IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because the Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

 14 Janus Adviser Series

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


               If the portfolio managers' perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:



               - currency risk


               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the

             Investment objective, principal investment strategies and risks  15 issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgment proves incorrect.

 16 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund.

               Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.



               From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay retirement plan service providers, brokers, banks financial advisers and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund. These fees may be in addition to any distribution or administrative or shareholder servicing fees paid from Fund assets to these financial intermediaries.



               Berger Financial Group LLC ("Berger Financial"), 210 University Blvd., Denver, Colorado 80206, was the investment adviser to the Fund's predecessor until the reorganization of Berger Small Cap Value Fund II into the Fund.


MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund

                                                      Management of the Fund  17
               must pay. Janus Capital pays Bay Isle a subadvisory fee from its management fee for managing the Fund.


               The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee for I Shares, distribution fee (12b-1 fee) for I Shares, distribution and shareholder servicing fee (12b-1 fee) for C Shares, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).



                               Average Daily      Annual Management
                                Net Assets            Fee Rate           Expense Limit
Fund                              of Fund          Percentage (%)      Percentage (%)(1)
----------------------------------------------------------------------------------------
  Small Cap Value Fund        All Asset Levels          0.75                 1.25
----------------------------------------------------------------------------------------


(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee and administrative services fee applicable to I Shares, the distribution and shareholder servicing fee applicable to C Shares, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of its advisory agreement.


               For the six month period ended September 30, 2002, the Fund paid Berger Financial a management fee (net of fee waivers) of 0.40% based on the Fund's average net assets. Absent fee waivers, the management fee based on the Fund's net assets would have been 0.85%.


SUBADVISER


               BAY ISLE FINANCIAL LLC serves as subadviser to the Fund and served as subadviser to the Fund's predecessor since its inception in March 2002. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987. Bay Isle provides day-to-day portfolio management to the Fund, as well as to other mutual funds and separate accounts. As of January 1, 2003, Janus Capital indirectly owned all of the outstanding voting shares of Bay Isle.


 18 Janus Adviser Series

BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------

                   is Co-Manager of the Fund. Mr. Holm has been a Co-Manager of the Fund's predecessor since its inception in March 2002. Mr. Holm joined Bay Isle in 2000 as a research analyst, analyzing equity and fixed-income securities. Prior to joining Bay Isle, Mr. Holm worked at Sand Hill Advisors as a research analyst from 1997 until 2000. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.


WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------

                   is Co-Manager of the Fund and President and Chief Investment Officer of Bay Isle. Mr. Schaff has been a Co-Manager of the Fund's predecessor since its inception in March 2002, and a portfolio manager on various accounts since 1986. Mr. Schaff co-founded Bay Isle Financial Corporation, the predecessor of Bay Isle in 1986, and served as its Chief Executive Officer and Chief Investment Officer from 1986-2001. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.


                                                      Management of the Fund  19

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES


               The Fund currently offers two classes of shares, I Shares and C Shares. The Shares are available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer both classes. IF YOUR FINANCIAL INTERMEDIARY OFFERS BOTH I SHARES AND C SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. C SHARES HAVE HIGHER EXPENSES THAN I SHARES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes, please refer to "Choosing a Share Class" in the Shareholder's Guide of this Prospectus.



               ADMINISTRATIVE SERVICES FEE - I SHARES



               Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in I Shares. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in I Shares.


               DISTRIBUTION AND SHAREHOLDER SERVICING PLANS


               I SHARES


               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "I Plan"), I Shares of the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of I Shares of the Fund. Under the terms of the I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in


 20 Janus Adviser Series

               I Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


               C SHARES


               Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "C Plan"), C Shares may pay Janus Distributors, a fee at an annual rate of up to 1.00% of the average daily net assets of C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of C Shares or who provide shareholder account services to existing C shareholders. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the C Plan for the first 12 months on any investment in C Shares to recoup its expenses with respect to the payment of commissions on sales of C Shares. Financial intermediaries will become eligible for compensation under the C Plan beginning in the 13th month following the purchase of C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of C Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their

                                                           Other information  21
               associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 22 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.

               DISTRIBUTION SCHEDULE

               Dividends and capital gains are normally declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT NAV


               Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a

                                                     Distributions and taxes  23
               dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

               For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before

 24 Janus Adviser Series

               January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

               Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

               TAXATION OF THE FUND

               Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

               INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. NOT ALL FINANCIAL INTERMEDIARIES OFFER BOTH CLASSES OF SHARES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to purchase, redeem or exchange shares.

PRICING OF FUND SHARES




               Investments in I Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. The price you pay for C Shares is the public offering price, which is the NAV next determined after your order is received in good order by the Fund or its agent, plus an initial sales charge of 1.00% (1.01% of the amount invested). The initial sales charge may be waived under certain circumstances, as described in "Purchases - Sales Charge Waivers" below. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.



               In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, or if events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the NAV is determined, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


 26 Janus Adviser Series

               Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares.

CHOOSING A SHARE CLASS


               The Fund has two classes of shares, I Shares and C Shares. Each class represents an interest in the same portfolio of investments. When choosing a share class, you should consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:



                I Shares
                Initial sales charge             None
                Deferred sales charge (CDSC)     None
                Minimum initial investment       None
                Minimum aggregate account        $100,000(1)(2)
                  balance


               (1) Per Fund per financial intermediary, unless waived.


               (2) The minimum aggregate balance requirement is waived for investors who became shareholders of the Fund as a result of the reorganization.



                C Shares
                Initial sales charge             1.00%(1)
                Deferred sales charge (CDSC)     1.00% if redeemed within
                                                 18 months of purchase(1)
                Minimum initial investment       $2,500
                Minimum aggregate account        None
                  balance


               (1) May be waived under certain circumstances.

PURCHASES

               Purchases of Shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to purchase shares.

                                                         Shareholder's guide  27

               MINIMUM INVESTMENT REQUIREMENTS


               Financial intermediaries must maintain a $100,000 minimum aggregate account balance in I Shares of the Fund, except for defined contribution plans and broker wrap accounts. The minimum initial investment in C Shares of the Fund is $2,500.



               C SHARES


               A 1.00% sales charge will apply to your purchase of C Shares of the Fund unless the Sales Charge Waiver described below applies. The Fund receives the entire net asset value of all its shares sold. Janus Distributors, the Fund's principal underwriter, retains the sales charge, which it then in turn re-allows to your financial intermediary. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the C Shares purchased. In total, at the time of purchase, your financial intermediary receives 2.00% of the net asset value of the C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in C Shares.


               SALES CHARGE WAIVERS

               The 1.00% initial sales charge for purchases of C Shares will be waived on purchases of C Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge. In such cases, although the sales charge is waived, Janus Distributors will still compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the C Shares purchased (unless your financial intermediary is receiving 12b-1 fees prior to the 13th month after the initial investment of qualified plan assets in C Shares). You should determine if your financial intermediary has agreed to waive the 1.00% initial sales charge for C Shares before you purchase C Shares.


 28 Janus Adviser Series

               The Fund is not intended for excessive trading or market timing. Excessive trading of Shares disrupts portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Fund may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on market timing, see "Excessive Trading" below.

               Although there is no present intention to do so, the Fund may discontinue sales of either class of shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's Shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

               Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. If you previously owned shares of Berger Small Cap Value Fund
               II - Investor Shares directly, you may call 1-800-525-3713 to exchange shares. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).


               - You may exchange Shares of the Fund only for Shares of the same class of another Fund in Janus Adviser Series only if that Fund is offered through your financial intermediary or qualified plan.


               - You must meet the minimum investment amount for each Fund.

                                                         Shareholder's guide  29

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.


               C SHARES


               WAIVER OF ADDITIONAL SALES CHARGES


               C Shares received through an exchange of C Shares of another Fund will not be subject to an initial sales charge or the contingent deferred sales charge ("CDSC") at the time of the exchange. The 1.00% CDSC applicable to redemptions within 18 months of purchase will continue to be measured on the C Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions" below.


REDEMPTIONS

               Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative at 1-800-525-3713 to redeem shares.


               Shares of the Fund may be redeemed on any business day. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less the CDSC for C Shares if applicable, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


 30 Janus Adviser Series

               C SHARES


               The 1.00% CDSC will be deducted with respect to C Shares redeemed within 18 months of purchase, unless any of the following waivers apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the C Shares redeemed.


               CDSC WAIVERS
               The CDSC may be waived:

               - Upon the death or disability of the shareholder or plan
                 participant;

               - For retirement plans held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for retirement plans;


               - Upon the redemption of C Shares acquired through reinvestment of Fund dividends or distributions;



               - If the distribution represents the increase in NAV above the total amount of payments for C Shares during the past 18 months; or


               - If the Fund chooses to liquidate or involuntarily redeem shares in your account.


               To keep the CDSC as low as possible, we will sell amounts representing C Shares in the following order:



               - Amounts representing C Shares you purchased with reinvested dividends and distributions.



               - Amounts representing C Shares that represent the increase in
                 NAV above the total amount of payments for C Shares during the past 18 months.



               - Amounts representing the cost of C Shares held beyond 18 months.



               - Since C Shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you avoid, or at least minimize, the CDSC. Having sold the exempt shares


                                                         Shareholder's guide  31
                 first, if there are any remaining C Shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of C Shares held for the longest period of time.


EXCESSIVE TRADING

               Frequent trading into and out of the Fund can disrupt portfolio investment strategies and increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. The Fund is not intended for market timing or excessive trading. The Fund and its agent reserve the right to reject any purchase request (including exchange purchases if permitted by your financial intermediary) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Fund. The Fund may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Fund believes are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 32 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


               The financial highlights table is intended to help you understand the Fund's financial performance. Please note that the financial highlights information in the following table represents financial highlights of the Investor Shares class of the Berger Small Cap Value Fund II through September 30th, 2002. Items 1 through 8 reflect financial results for a single share of Berger Small Cap Value Fund II - Investor Shares. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Berger Small Cap Value Fund II (assuming reinvestment of all dividends and distributions). The information has been derived from the financial statements of the Investor Shares Class of the Berger Small Cap Value Fund II which, together with Institutional and Service Shares, will be reorganized into the Fund on or about April 21, 2003. Berger Small Cap Value Fund II had a fiscal year end of September 30. As soon as practicable following the reorganization, the Fund will change its fiscal year end to July 31.



               This information was audited by PricewaterhouseCoopers LLP, whose report, along with Berger Small Cap Value Fund II financial statements, is incorporated by reference into the SAI, which is available upon request.


                                                        Financial highlights  33

               No financial highlights are presented for C Shares because the class did not become available until April 22, 2003.



JANUS ADVISER SMALL CAP VALUE FUND - I SHARES
--------------------------------------------------------------------------------
                                                                    Period ended
                                                                    September 30
                                                                      2002(1)
  1.  NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment loss                                                   --
  3.  Net losses on securities (both realized and unrealized)           (1.74)
  4.  Total from investment operations                                  (1.74)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment income)                                --
  6.  Distributions (from capital gains)                                    --
  7.  Total distributions                                                   --
  8.  NET ASSET VALUE, END OF PERIOD                                     $8.26
  9.  Total return*                                                   (17.40)%
 10.  Net assets, end of period (in thousands)                          $4.921
 11.  Ratio of gross expenses to average net assets(2)**                 3.37%
 12.  Ratio of net expenses to average net assets(3)**                   2.96%
 13.  Ratio of net investment income (loss) to average net
      assets**                                                         (1.11)%
 14.  Portfolio turnover ratio*                                            11%
--------------------------------------------------------------------------------


(1) March 28, 2002 (inception) to September 30, 2002.

(2) Ratio of gross expenses to average net assets is the total operating expenses before the waiver and/or reimbursement of certain fees and expense offset arrangements.


(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursement by Berger Financial.


 *  Not annualized for periods of less than one full year.


**  Annualized for periods of less than one full year.


 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks

                                                Glossary of investment terms  35

               (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


               EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index.


               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 36 Janus Adviser Series

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in

                                                Glossary of investment terms  37
               response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 38 Janus Adviser Series

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreci-

                                                Glossary of investment terms  39

               ates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies. The Fund may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return

 40 Janus Adviser Series
               for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  41
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

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Fund.


                   The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on the
                   operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.


                      [JANUS LOGO]
                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-9885

                                April 17, 2003



                              JANUS ADVISER SERIES

                       JANUS ADVISER SMALL CAP VALUE FUND

                                    I SHARES


                                    C SHARES


                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for I Shares and C Shares (collectively, the "Shares") of the Janus Adviser Small Cap Value Fund ("the Fund"), which is a separate series of Janus Adviser Series, a Delaware business trust (now called a Delaware statutory trust) the ("Trust"). Janus Capital Management LLC ("Janus Capital") is the investment manager of the Fund. In addition, Bay Isle Financial LLC ("Bay Isle") is the investment subadviser for the Fund and is responsible for the Fund's day to day operations.



     It is currently contemplated that before the Fund commences operations, it will participate in a tax-free reorganization with Berger Small Cap Value Fund II. If the reorganization is approved by the shareholders of the Berger Small Cap Value Fund II, it is currently expected that the reorganization will occur on or about April 17, 2003, at which time the three share classes (Investor Shares, Institutional Shares and Service Shares) of the Berger Small Cap Value Fund II will be merged into I Shares of the Fund.



     Shares of the Fund may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries. Shareholders who invested directly in Berger Small Cap Value Fund II-Investor Shares and maintain their account in the Fund will continue to be able to make additional investments directly with the Fund.



     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated April 17, 2003, which is incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. The Annual Report of Berger Small Cap Value Fund II, which contains important financial information about the Fund, is incorporated by reference into this SAI and is also available, without charge, from your plan sponsor or other financial intermediary. Shareholders who invested directly in Berger Small Cap Value Fund II-Investor Shares may contact Janus at 1-800-525-0056.

[JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Investment Policies and
                Restrictions, and Investment Strategies and
                Risks...........................................    2
                Investment Adviser and Subadviser...............   42
                Custodian, Transfer Agent and Certain
                Affiliations....................................   53
                Portfolio Transactions and Brokerage............   55
                Trustees and Officers...........................   60
                Shares of the Trust.............................   72
                   Net Asset Value Determination................   72
                   Purchases....................................   73
                   Distribution and Shareholder Servicing
                   Plans........................................   74
                   Redemptions..................................   77
                Income Dividends, Capital Gains Distributions
                and Tax Status..................................   79
                Principal Shareholders..........................   80
                Miscellaneous Information.......................   82
                   Shares of the Trust..........................   82
                   Shareholder Meetings.........................   83
                   Voting Rights................................   83
                   Independent Accountants......................   84
                   Registration Statement.......................   84
                Performance Information.........................   85
                Financial Statements............................   90
                Appendix A......................................   91
                   Explanation of Rating Categories.............   91

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION


               The Fund is a series of Janus Adviser Series, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Adviser Small Cap Value Fund is classified as diversified.



SUBADVISER



               Bay Isle Financial LLC ("Bay Isle") is the subadviser for Janus Adviser Small Cap Value Fund.


INVESTMENT POLICIES AND RESTRICTIONS

               The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of
               (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Fund.

               (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               The Fund may not:


               (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

               (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

               (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

               (7) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

               As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

               The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:


               (a) The Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations, except that the Fund may enter into futures contracts and related options for purposes other than for bona fide hedging as permitted under CTFC Rule 4.5; and
               (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.


               (b) The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Fund may engage in "naked" short sales, which involve selling a security that the Fund borrows and does not own. The total market value of all of the Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

               (c) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

               (d) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

               (e) The Fund does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.


               (f) The Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Fund could result in a lost investment opportunity or additional borrowing costs.

               For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

               For purposes of the Fund's restriction on investing in a particular industry, the Fund will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

Cash Position


               As discussed in the Prospectus, the Fund's cash position may temporarily increase under various circumstances. Securities that the Fund may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


Illiquid Investments

               The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Fund. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.


               If illiquid securities exceed 15% of the Fund's net assets after the time of purchase the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline.



               The Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Fund may not be able to sell such investments when the portfolio managers deem it appropriate to do so due to restrictions on their sale. In addition, the Fund may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Fund may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in the Fund's NAV.

Securities Lending

               Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, but they will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC.


FOREIGN SECURITIES



               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:



               CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.



               POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.



               REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.



               MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.



               TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


Short Sales

               The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.


               The Fund may also engage in "naked" short sales. In a naked short sale transaction, the Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, the Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. The Fund will engage in naked short sales when its portfolio managers anticipate that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and the Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of the Fund's naked short sale positions will not exceed 8% of its assets.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


               Within the parameters of its specific investment policies, the Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

               Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

               The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

               Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

               Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble

               Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.


               Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers will consider estimated prepayment rates in calculating the average-weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.


               Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securi-ties include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


               The Fund also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses). The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, the Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Fund's Prospectus may apply.


Investment Company Securities

               From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Fund may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.


               Investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accord-ingly, the main risk of investing in index-based investment is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount to their NAVs.) Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


Depositary Receipts

               The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

               Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectus.


Municipal Obligations

               The Fund may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

               Other types of income producing securities that the Fund may purchase include, but are not limited to, the following types of securities:

               VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.


               In order to most effectively use these investments, the portfolio managers must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers incorrectly forecast such movements, the Fund could be adversely affected by the use of variable or floating rate obligations.


               STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

               TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.


               INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Fund will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Fund could lose money or its NAV could decline by the use of inverse floaters.


               STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               The Fund will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

               In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

               The Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


               The Fund does not intend to invest 20% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Rating Service or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default the Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.



               The Fund may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the Fund's limit on investments in bonds rated below investment grade unless its portfolio managers deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's portfolio managers will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.



               Please refer to the "Explanation of Rating Categories" section of this Statement of Additional Information for a description of bond rating categories.

Defaulted Securities


               The Fund will invest in defaulted securities only when its portfolio managers believe, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in the Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers' belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:


               FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

               DISPOSITION OF PORTFOLIO SECURITIES. Although the Fund generally will purchase securities for which its portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Fund will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Fund's ability to readily dispose of securities to meet redemptions.

               OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Fund.

Futures, Options and Other Derivative Instruments

               FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Fund's custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.


               The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the Fund intends to comply with the requirements of CFTC Rule 4.5. Rule 4.5 currently provides that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The CFTC recently proposed amendments to Rule
               4.5 that also would permit the Fund to use futures and related options for non-hedging purposes provided that the notional value of such positions does not exceed the liquidation value of the Fund's portfolio. The CFTC has indicated that the Fund may currently rely on this alternative test, pending adoption of the final amendments to Rule 4.5.


               Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

               The Fund may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Fund may also enter into futures contracts to protect the Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Fund may also use this technique with respect to an individual company's stock. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


               If the Fund owns bonds and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.



               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.



               Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio managers' investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.


               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly such Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.


               OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.



               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

               The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


               FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Fund does not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


               The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").



               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio managers' projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

               The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

               OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

               Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

               The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

               Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

               The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund's custodian.

               The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

               A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

               A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.


               The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio managers believe that writing the option would achieve the desired hedge.

               The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

               The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

               The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

               An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

               The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

               The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

               The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

               The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

               The Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a non-hedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

               EURODOLLAR INSTRUMENTS. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

               SWAPS AND SWAP-RELATED PRODUCTS. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

               The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

               There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

               ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

               Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

               The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

               In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER AND SUBADVISER
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

               As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928.


               Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.


               The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Fund or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund. As discussed below, Janus Capital has delegated certain of these duties to Bay Isle pursuant to a subadvisory agreement between Janus Capital and Bay Isle.

               From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay retirement plan service providers, brokers, banks, financial advisers and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund. These fees may be in addition to any 12b-1 fees or other fees paid from the Fund's assets to these financial intermediaries.

               The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, trade or other investment company organization dues and expenses and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.



               The Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the average daily net assets of the Fund. The Fund pays no fees directly to Bay Isle as the subadviser. Under the Subadvisory Agreement, Bay Isle is compensated by Janus Capital at an annual rate of 0.75%.



               Janus Capital has agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee and administrative services fee for I Shares, the distribution and shareholder servicing fee for C Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.25% of the Fund's average daily net assets:

               The following table shows the total dollar amounts of advisory fees paid by Berger Small Cap Value Fund II before its reorganization into the Fund for the periods indicated. Information is based on the advisory fee rates formerly charged by the Fund's former adviser, Berger Financial Group LLC ("Berger Financial").


JANUS ADVISER SMALL CAP VALUE FUND
(FORMERLY KNOWN AS BERGER SMALL CAP VALUE FUND II)



                                                     Investment        Fee
Fiscal Year Ended September 30                      Advisory Fee     Waiver      Total
---------------------------------------------------------------------------------------
2002                                                  $26,000        $10,000    $16,000



SUBADVISER - BAY ISLE FINANCIAL LLC



               Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, serves as subadviser to Janus Adviser Small Cap Value Fund. Bay Isle was the subadviser to the Fund's predecessor until the reorganization of the Berger Small Cap Value Fund II into the Fund. Bay Isle (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational and investment data and reports.



               Bay Isle has been in the investment advisory business since 1987. Bay Isle also serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. As of January 1, 2003, Janus Capital indirectly owned 100% of the outstanding voting shares of Bay Isle.



               Under the Subadvisory Agreement between Janus Capital and Bay Isle, Bay Isle is responsible for day-to-day investment operations of the Fund. For the Fund, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Subadvisory Agreement provides that Bay Isle shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement and except to the extent otherwise provided by law.



               During the former fiscal period ended September 30, 2002, Berger Financial paid subadvisory fees to Bay Isle of $26,495.



APPROVAL OF INVESTMENT ADVISORY AGREEMENT



               JANUS FUNDS BOARD OF TRUSTEES



               In approving the Fund's Advisory Agreement, the Trustees requested and considered a wide range of information provided by Janus Capital and certain of its affiliates. Among other things, the Trustees considered information about:



               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the
                 Fund), resources and investment process;



               - the term of the Advisory Agreement;



               - the scope and quality of the services that Janus Capital will provide to the Fund;



               - the historical investment performance of comparable funds managed by other advisers over various periods;



               - the advisory fee rates payable to Janus Capital by the Fund and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;



               - the total expense ratio of the Fund and of comparable funds managed by other advisers;



               - compensation payable by the Fund to affiliates of Janus Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Fund; and



               - Janus Capital's use of the Fund's brokerage transactions to obtain research benefiting the Fund or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Fund.



               In addition, the Independent Trustees received the advice of independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, on December 10, 2002, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.



               BERGER FUNDS BOARD OF TRUSTEES



               The Trustees considered a number of factors in reviewing the new Advisory Agreement with Janus Capital, including:



               - Janus Capital's commitment to continue the investment
                 philosophies of the Fund through the existing subadvisory relationship and the continued employment of the same investment management team;



               - Janus Capital's ability to expand the marketing efforts of the
                 Fund through its marketing and distribution networks;



               - Janus Capital's ability to provide trading, administrative, legal and accounting support to the Fund;



               - Janus Capital's commitment to maintain the same or a lower overall expense ratio for the Fund;



               - the expanded range of exchange opportunities that would be available to shareholders as members of the larger Janus family of funds;

               - the similarities and differences between the former Advisory
                 Agreement and the new Advisory Agreement;



               - the nature and quality of the services provided by Janus
                 Capital to funds already managed by Janus Capital. In reviewing the quality of services provided to those funds, the Trustees considered comparative information;



               - the financial condition and profitability of Janus Capital, the quality and depth of Janus Capital's organization in general and its ability to use economies of scale to contain the expenses of the Fund;



               - the soft-dollar practices of Janus Capital;



               - other services to be provided to the Fund by Janus Capital, such as marketing, distribution, administrative services, shareholder services, assistance in meeting legal and regulatory requirements, and other services necessary for the Fund's operations; and



               - the fees to be paid to Janus Capital for its investment
                 advisory services to the Fund (in isolation and in conjunction with the proposed subadvisory fees), as well as compensation to be paid to Janus Capital (or its affiliates) for nonadvisory services provided to the Fund. In connection with their review of such fees, the Trustees reviewed information comparing the advisory fee rate of the new Advisory Agreement with the former rate and those of comparable funds.



               Based on its review, the Trustees, including the Independent Trustees, concluded that the proposed advisory fees and other expenses of the Fund (as it is proposed to be managed by Janus Capital) are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders should receive reasonable value in return for paying such fees and expenses.



               Based on the foregoing, at a meeting held on November 26, 2002, the Trustees, including the Independent Trustees, voted to approve the new Advisory Agreement and to recommend it to shareholders for their approval. Shareholders approved the Investment Advisory Agreement at a special meeting held on March 7, 2003.

APPROVAL OF SUBADVISORY AGREEMENT



               JANUS FUNDS BOARD OF TRUSTEES



               The Subadvisory Agreement was unanimously approved by the vote of the Trustees cast in person at a meeting held December 10, 2002. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including:



               - information regarding Bay Isle and its personnel and investment processes;



               - the term of the Subadvisory Agreement;



               - the scope and quality of the services to be provided by Bay
                 Isle;



               - the historical investment performance of accounts managed by
                 Bay Isle;



               - the rate of fees paid to Bay Isle by the Fund and by other client accounts managed by Bay Isle; and



               - the procedures followed by Bay Isle with respect to portfolio brokerage and trade allocations.



               In addition, the Independent Trustees received advice from independent legal counsel. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement and concluded that the compensation under the Subadvisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.



               BERGER FUNDS BOARD OF TRUSTEES



               In considering whether to approve the new Bay Isle Subadvisory Agreement, the Trustees considered similar factors to those it considered in approving the new Advisory Agreement, to the extent applicable. Based on the facts that (1) the sole reason the Trustees considered the new Bay Isle Subadvisory Agreement was due to the Fund restructuring and the new Advisory Agreement with Janus Capital and is not related to the performance or structure of Bay Isle, and (2) the new Bay Isle Subadvisory Agreement is substantially similar to the former Bay Isle Subadvisory Agreement, the Trustees did not conduct a special review on the operations of Bay Isle in approving the new Bay Isle Subadvisory Agreement. However, the Trustees did consider the nature and quality of the services provided by Bay Isle to the Fund, including Bay Isle's relative performance. The Trustees also requested and received a special presentation by Bay Isle at which the Fund restructuring was discussed in detail, together with its potential impact on the operations of Bay Isle. In reviewing the fees to be paid to Bay Isle for its services, the Trustees reviewed information comparing the subadvisory fee rate under the new Bay Isle Subadvisory Agreement with the current rate and those for advisers of comparable funds.





               Based on the foregoing, at a meeting held on November 26, 2002, the Trustees concluded that the subadvisory fee rate to be paid to Bay Isle is fair and reasonable. The Trustees, including the Trustees who are not "interested persons" of Berger, Bay Isle, Janus Capital or the Trust, then voted to approve the new Bay Isle Subadvisory Agreement and to recommend it to shareholders for their approval. Shareholders approved the Subadvisory Agreement at a special meeting held on March 7, 2003.



ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND BAY ISLE



               Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital.

               Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, the allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others cases, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.



               With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. The IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio managers intend to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where the portfolio managers want to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.



               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.


               Bay Isle may combine orders for multiple clients, including the Fund. As a general matter, if an order is not completely filled, partial fills will be allocated pro rata in proportion to each client's original order. However, exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received.


               Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


               Each account managed by Janus Capital or Bay Isle has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



               Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy and Outside Employment Policy. The Rules are designed to ensure that its personnel (i) at all times place first the interests of the Fund; (ii) conduct all personal trading consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (iii) not use any material non-public information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC Web site at www.sec.gov.

               Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Fund deemed to have access to current trading information are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.



               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.



               Employees of Bay Isle are not subject to the Janus Code of Ethics. Bay Isle has adopted its own Code of Ethics and Statement of Policies ("Code"), which Bay Isle has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Bay Isle. Such individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the requirements and restrictions set forth in the Code. The Code contains provisions and requirements which seek to identify and address certain conflicts of interest between the personal investment activities of its employees and the interests of the Fund and its shareholders.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund's securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.


               Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in I Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services (at an annual rate of up to 0.25% of the average daily net assets of the shares attributable to their customers). Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.



               Prior to the reorganization, the Fund entered into an administrative services agreement with Berger Financial. Berger Financial provided administrative services to the Fund at no cost.



               The Fund pays DST Systems, Inc. ("DST"), a subsidiary of JCGI, license fees at the annual rate of $3.06 per shareholder account for the Fund.

               The Trustees have authorized the Fund to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay the Fund under its waiver agreement, and the Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

               Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

               Financial intermediaries such as retirement plan service providers, brokers, banks, and financial advisers, may be paid fees by Janus Distributors from its assets or from the assets of Janus Capital or other Janus affiliates. These fees are paid to financial intermediaries for providing distribution-related or shareholder services, in addition to fees which are paid by the Fund for these purposes. These payments may be based upon such factors as the number or value of Fund shares that the financial intermediary sells; the value of client assets invested in the Fund; the type and nature of sales or marketing services or shareholder services furnished by the financial intermediary; or may be paid in reimbursement for certain marketing or service-related expenses incurred by the financial intermediaries.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


               Janus Capital places the portfolio transactions of the Fund. In certain cases, Janus Capital may delegate placement of brokerage to Bay Isle.



               Janus Capital and Bay Isle have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital and Bay Isle may be permitted to pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



               Janus Capital and Bay Isle consider a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include but are not limited to: Janus Capital's and Bay Isle's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses and the value of the research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital and Bay Isle may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital or Bay Isle determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Bay Isle. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities, purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital and Bay Isle in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's and Bay Isle's own research efforts. Much of the research provided to Janus Capital and Bay Isle by broker-dealers would otherwise be available to Janus Capital and Bay Isle for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital and Bay Isle by or through broker-dealers. For example, Janus Capital and Bay Isle have arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial market, economic and fundamental data. Because Janus Capital and Bay Isle receive research from broker-dealers, Janus Capital and Bay Isle may have an incentive to continue to use those broker-dealers to effect transactions.

               Berger Small Cap Value Fund II did not pay any brokerage commissions for selected brokerage or research services for the former fiscal year ended September 30, 2002.





               Janus Capital or Bay Isle may use research products and services in servicing other accounts in addition to the Fund. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital or Bay Isle determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital or Bay Isle may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital or Bay Isle determines will assist it in the investment decision-making or trading process may be paid for in brokerage commission dollars. Janus Capital and Bay Isle receive a benefit from research they receive from brokers; for this reason, Janus Capital and Bay Isle have an incentive to place trades with brokers who provide research products or services.



               Janus Capital and Bay Isle do not guarantee any brokers the placement of a pre-determined amount of securities transactions in return for the research or brokerage services they provide. Janus Capital and Bay Isle do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Bay Isle and such research may not necessarily be used by Janus Capital or Bay Isle in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income clients. Bay Isle may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Bay Isle's clients, including the Fund.



               Janus Capital and Bay Isle may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital or Bay Isle direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital or Bay Isle directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed income new issue offering. Janus Capital or Bay Isle directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's and Bay Isle's receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Bay Isle have an incentive to continue to engage in such transactions; however, Janus Capital and Bay Isle only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.


               Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund Shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund (i) to the Fund or
               (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing Fund business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.


               The Fund's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.



               The following table lists the total amount of brokerage commissions paid by Berger Small Cap Value Fund II prior to its reorganization into the Fund for the former fiscal period ending on September 30th, 2002:



Fund Name                                                        2002
-----------------------------------------------------------------------
Janus Adviser Small Cap Value Fund
  (formerly known as Berger Small Cap Value Fund II)            $23,000


               No commissions or expenses were paid by the Fund to DSTS during the fiscal year ended September 30, 2002.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


               The following are the names of the Trustees, Advisory Board and officers of the Trust, together with a brief description of their principal occupations during the last five years.



               Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital:
               Janus Investment Fund and Janus Aspen Series. Collectively, these three registered investment companies consist of 61 series or funds as of April 17, 2003.



               The Trustees established an Advisory Board to provide the Trustees with advise regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, are receiving assets from the Berger funds. The Advisory Board shall be designated by a majority vote of the Trustees and serve for a term of two years from the date of reorganization of the Berger family of funds into the Janus funds.


               The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus

               Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series.


--------------------------------------------------------------------------------------------------------------------
                                                      TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
                      POSITIONS                                                     IN FUND COMPLEX  OTHER
 NAME, AGE AND        HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              FUNDS        SERVED*          THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Chairman     4/00-Present     Formerly, President             61               N/A
 100 Fillmore Street  and Trustee                   (1978-2002) and Chief
 Denver, CO 80206                                   Executive Officer (1994- 2002)
 Age 65                                             of Janus Capital or Janus
                                                    Capital Corporation; President
                                                    and Director (1994-2002) of
                                                    the Janus Foundation; Chairman
                                                    and Director (1978-2002) of
                                                    Janus Capital Corporation; and
                                                    Director (1997-2001) of Janus
                                                    Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee      6/02-Present     Executive Vice President and    61               Founding
 100 Fillmore Street                                Chief Operating Officer of The                   Director and
 Denver, CO 80206                                   Rockefeller Brothers Fund (a                     Board Chair,
 Age 45                                             private family foundation).                      Solar
                                                    Formerly, Director of                            Development
                                                    Investments (1991-1998) of The                   Foundation;
                                                    John D. and Catherine T.                         Trustee and
                                                    MacArthur Foundation (a                          Vice President,
                                                    private family foundation).                      Asian Cultural
                                                                                                     Council.
--------------------------------------------------------------------------------------------------------------------



 * Represents the time served for the Trust. The Trustees commenced service for Janus Adviser Small Cap Value Fund as of the reorganization date.


** The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

--------------------------------------------------------------------------------------------------------------------
                                                      TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
                      POSITIONS                                                     IN FUND COMPLEX  OTHER
 NAME, AGE AND        HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              FUNDS        SERVED*          THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
--------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee      6/02-Present     President and Chief Executive   61               Chairman of the
 Jr.                                                Officer of The Field Museum of                   Board,
 100 Fillmore Street                                Natural History. Formerly,                       Divergence LLC;
 Denver, CO 80206                                   Senior Vice President                            Director of
 Age 64                                             (1987-1997) of Booz-Allen &                      A.M. Castle &
                                                    Hamilton, Inc. (a management                     Co., Harris
                                                    consulting firm).                                Insight Funds,
                                                                                                     W.W. Grainger,
                                                                                                     Inc.; Trustee
                                                                                                     of WTTW
                                                                                                     (Chicago public
                                                                                                     television
                                                                                                     station), the
                                                                                                     University of
                                                                                                     Chicago and
                                                                                                     Chicago Public
                                                                                                     Education Fund.
--------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Trustee      4/00-Present     Private Investor. Formerly      61               Board member,
 100 Fillmore Street                                (1997-1998) Chief Financial                      Red Robin
 Denver, CO 80206                                   Officer - Boston Market                          Gourmet
 Age 59                                             Concepts, Boston Chicken,                        Burgers, Inc.
                                                    Inc., Golden, CO (a restaurant
                                                    chain).
--------------------------------------------------------------------------------------------------------------------



* Represents the time served for the Trust. The Trustees commenced service for Janus Adviser Small Cap Value Fund as of the reorganization date.

--------------------------------------------------------------------------------------------------------------------
                                                      TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
                      POSITIONS                                                     IN FUND COMPLEX  OTHER
 NAME, AGE AND        HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              FUNDS        SERVED*          THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
--------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee      4/00-Present     Professor of Business,          61               Director,
 100 Fillmore Street                                University of Colorado,                          Optika, Inc.,
 Denver, CO 80206                                   Colorado Springs, CO.                            and NeoCore
 Age 59                                             Formerly, Distinguished                          Corp.
                                                    Visiting Professor of Business
                                                    (2001-2002), Thunderbird
                                                    (American Graduate School of
                                                    International Management),
                                                    Phoenix, AZ; and Principal
                                                    (1988-1999) of Phillips-Smith
                                                    Retail Group, Colorado
                                                    Springs, CO (a venture capital
                                                    firm).
--------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee      4/00-Present     Corporate Vice President and    61               N/A
 100 Fillmore Street                                General Manager of MKS
 Denver, CO 80206                                   Instruments - HPS Products,
 Age 58                                             Boulder, CO (a manufacturer of
                                                    vacuum fittings and valves).
--------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee      4/00-Present     Consultant.                     61               N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
--------------------------------------------------------------------------------------------------------------------



* Represents the time served for the Trust. The Trustees commenced service for Janus Adviser Small Cap Value Fund as of the reorganization date.

--------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
                      POSITIONS                                                     IN FUND COMPLEX  OTHER
 NAME, AGE AND        HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              FUND         SERVED*          THE PAST FIVE YEARS             ADVISORY BOARD   HELD
--------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS
--------------------------------------------------------------------------------------------------------------------
 Katherine A.         Advisory     4/03-present     General Partner/Managing        13               N/A
 Cattanach            Board                         Principal (since September
 100 Fillmore Street  Member                        1987), Sovereign Financial
 Denver, CO 80206                                   Services, Inc. (financial
 Age: 58                                            consulting and management
                                                    firm). Formerly, Vice Chair of
                                                    the Berger Funds (1994-2002).
--------------------------------------------------------------------------------------------------------------------
 Harry T. Lewis, Jr.  Advisory     4/03-present     Lewis Investments (since June   13               Director, J.D.
 100 Fillmore Street  Board                         1988) (self- employed private                    Edwards & Co.
 Denver, CO 80206     Member                        investor). Formerly,                             (1995 to March
 Age: 70                                            Trustee/Director of the Berger                   2002).
                                                    Funds (1987-2002).                               Director,
                                                                                                     National Fuel
                                                                                                     Corporation
                                                                                                     (oil & gas
                                                                                                     production);
                                                                                                     Advisory
                                                                                                     Director,
                                                                                                     Otologics, LLC,
                                                                                                     (implantable
                                                                                                     hearing aid)
                                                                                                     (since 1999);
                                                                                                     Member of
                                                                                                     Community
                                                                                                     Advisory Board,
                                                                                                     Wells Fargo
                                                                                                     Bank-Denver
--------------------------------------------------------------------------------------------------------------------



 * On December 10, 2002, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, are receiving assets from the Berger funds (the "Reorganization"). The Advisory Board will be effective upon completion of the Reorganization and will be initially comprised of four of the current independent Trustees/Directors of the Berger family of funds. Members of the Advisory Board will be designated by a majority vote of the Janus Fund Trustees and serve for an expected term of two years from the date of the Reorganization.

--------------------------------------------------------------------------------------------------------------------
                                                   ADVISORY BOARD
--------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF FUNDS
                      POSITIONS                                                     IN FUND COMPLEX  OTHER
 NAME, AGE AND        HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              FUND         SERVED*          THE PAST FIVE YEARS             ADVISORY BOARD   HELD
--------------------------------------------------------------------------------------------------------------------
 ADVISORY BOARD MEMBERS (CNTD.)
--------------------------------------------------------------------------------------------------------------------
 Michael Owen         Advisory     4/03-Present     Dean of Zayed University        13               N/A
 100 Fillmore Street  Board                         (since September 2000).
 Denver, CO 80206     Member                        Formerly self-employed as a
 Age: 66                                            financial and management
                                                    consultant, and in real estate
                                                    development (from June 1999 to
                                                    September 2000). Dean (from
                                                    1993 to June 1999), and a
                                                    member of the Finance faculty
                                                    (from 1989 to 1993), of the
                                                    College of Business, Montana
                                                    State University. Formerly,
                                                    Chairman of the Board of the
                                                    Berger Funds (1968-2002).
--------------------------------------------------------------------------------------------------------------------
 Albert C. Yates      Advisory     4/03-Present     President (since 1990),         13               Member, Board
 100 Fillmore Street  Board                         Chancellor and Professor of                      of Directors,
 Denver, CO 80206     Chairman                      Chemistry-Department of                          Adolph Coors
 Age: 62                                            Chemistry, of Colorado State                     Company
                                                    University. Formerly,                            (brewing
                                                    Trustee/Director of the Berger                   company) (since
                                                    Funds (2000-2002).                               1998); Member,
                                                                                                     Board of
                                                                                                     Directors,
                                                                                                     Dominion
                                                                                                     Industrial
                                                                                                     Capital Bank
                                                                                                     (1999 to 2000);
                                                                                                     Member, Board
                                                                                                     of Directors,
                                                                                                     Centennial Bank
                                                                                                     of the West
                                                                                                     (since 2001)
--------------------------------------------------------------------------------------------------------------------



 * On December 10, 2002, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, are receiving assets from the Berger funds (the "Reorganization"). The Advisory Board will be effective upon completion of the Reorganization and will be initially comprised of four of the current independent Trustees/Directors of the Berger family of funds. Members of the Advisory Board will be designated by a majority vote of the Janus Fund Trustees and serve for an expected term of two years from the date of the Reorganization.

----------------------------------------------------------------------------------------------
                                           OFFICERS
----------------------------------------------------------------------------------------------
                                           TERM OF
                                           OFFICE* AND
 NAME, AGE AND     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 ADDRESS           FUNDS                   TIME SERVED**  PAST FIVE YEARS
----------------------------------------------------------------------------------------------
 Thomas A.         Vice President and      4/00-Present   Vice President, General Counsel,
 Early***          General Counsel                        Chief Corporate Affairs Officer and
 100 Fillmore                                             Secretary of Janus Capital and Janus
 Street                                                   Capital Group Inc.; Vice President,
 Denver, CO 80206                                         General Counsel and Secretary of
 Age 47                                                   Janus Services LLC, Janus Capital
                                                          International LLC, Janus
                                                          Institutional Services LLC, Janus
                                                          Distributors LLC and the Janus
                                                          Foundation; Vice President, General
                                                          Counsel and Director to Janus
                                                          International (Asia) Limited and
                                                          Janus International Limited;
                                                          Director for Janus Capital Trust
                                                          Manager Limited, Janus World
                                                          Principal Protected Funds and Janus
                                                          World Funds; and Board member of
                                                          Janus Global Funds SPC. Formerly,
                                                          Interim Director of Janus Capital
                                                          (2002-2003); Director (2001) of
                                                          Janus Distributors, Inc. and Janus
                                                          Services, Inc.; Vice President,
                                                          General Counsel, Secretary and
                                                          Director (2000-2002) of Janus
                                                          International Holding, Inc.;
                                                          Executive Vice President and General
                                                          Counsel (1997-1998) of Prudential
                                                          Investments Fund Management LLC; and
                                                          Vice President and General Counsel
                                                          (1994-1997) of Prudential Retirement
                                                          Services.
----------------------------------------------------------------------------------------------
 Anita E.          Vice President, Chief   10/02-Present  Vice President of Investment
 Falicia***        Financial Officer,                     Accounting of Janus Capital.
 100 Fillmore      Treasurer and                          Formerly, Assistant Vice President
 Street            Principal Accounting                   (2000-2002) of Investment Accounting
 Denver, CO 80206  Officer                                of Janus Capital or Janus Capital
 Age 34                                                   Corporation; Director (1999-2000) of
                                                          Investment Accounting of Janus
                                                          Capital Corporation; and Director
                                                          (1997-1999) of Fund Accounting of
                                                          Janus Capital Corporation.
----------------------------------------------------------------------------------------------


  *  Officers are elected annually by the Trustees for a one-year term.

 ** Represents the time served for the Trust. The Officers commenced service for Janus Adviser Small Cap Value Fund as of the reorganization date.


***  "Interested person" of the Trust by virtue of positions with Janus Capital.

----------------------------------------------------------------------------------------------
                                           OFFICERS
----------------------------------------------------------------------------------------------
                                           TERM OF
                                           OFFICE* AND
 NAME, AGE AND     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 ADDRESS           FUNDS                   TIME SERVED**  PAST FIVE YEARS
----------------------------------------------------------------------------------------------
 Bonnie M.         Vice President          4/00-Present   Vice President and Assistant General
 Howe***                                                  Counsel to Janus Capital, Janus
 100 Fillmore                                             Distributors and Janus Services.
 Street                                                   Formerly, Assistant Vice President
 Denver, CO 80206                                         (1997-1999) and Associate Counsel
 Age 37                                                   (1995-1999) for Janus Capital
                                                          Corporation and Assistant Vice
                                                          President (1998-2000) for Janus
                                                          Service Corporation.
----------------------------------------------------------------------------------------------
 Kelley Abbott     Vice President and      4/00-Present   Vice President of Domestic Funds and
 Howes***          Secretary                              Assistant General Counsel of Janus
 100 Fillmore                                             Capital; Vice President and
 Street                                                   Assistant General Counsel of Janus
 Denver, CO 80206                                         Distributors LLC and Janus Services
 Age 37                                                   LLC. Formerly, Assistant Vice
                                                          President (1997-1999) of Janus
                                                          Capital Corporation; Chief
                                                          Compliance Officer, Director and
                                                          President (1997-1999) of Janus
                                                          Distributors, Inc.; and Assistant
                                                          Vice President (1998-2000) of Janus
                                                          Service Corporation.
----------------------------------------------------------------------------------------------
 David R.          Vice President          6/02-Present   Vice President and Chief Compliance
 Kowalski***                                              Officer of Janus Capital and Janus
 100 Fillmore                                             Distributors LLC; and Assistant Vice
 Street                                                   President of Janus Services LLC.
 Denver, CO 80206                                         Formerly, Senior Vice President and
 Age 45                                                   Director (1985-2000) of Mutual Fund
                                                          Compliance for Van Kampen Funds.
----------------------------------------------------------------------------------------------


  *  Officers are elected annually by the Trustees for a one-year term.

 ** Represents the time served for the Trust. The Officers commenced service for Janus Adviser Small Cap Value Fund as of the reorganization date.


***  "Interested person" of the Trust by virtue of positions with Janus Capital.

----------------------------------------------------------------------------------------------
                                           OFFICERS
----------------------------------------------------------------------------------------------
                                           TERM OF
                                           OFFICE* AND
 NAME, AGE AND     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 ADDRESS           FUNDS                   TIME SERVED**  PAST FIVE YEARS
----------------------------------------------------------------------------------------------
 Loren M.          President and Chief     9/02-Present   Vice President and Chief Financial
 Starr***          Executive Officer                      Officer of Janus Capital, Janus
 100 Fillmore                                             Capital Group Inc., Janus Services
 Street                                                   LLC, Janus Distributors LLC, Janus
 Denver, CO 80206                                         Capital International LLC and Janus
 Age 41                                                   Institutional Services LLC; Vice
                                                          President, Treasurer and Chief
                                                          Financial Officer of Janus
                                                          International Limited; Director of
                                                          Janus Capital Trust Manager Limited,
                                                          Janus World Principal Protected
                                                          Funds and Janus World Funds; and
                                                          Board member of Janus Global Funds
                                                          SPC. Formerly, Interim Director of
                                                          Janus Capital (2002-2003); Vice
                                                          President of Finance, Treasurer,
                                                          Chief Financial Officer (2001-2002)
                                                          and Director (2002) for Janus
                                                          International Holding, Inc.;
                                                          Managing Director, Treasurer and
                                                          Head of Corporate Finance and
                                                          Reporting (1998-2001) for Putnam
                                                          Investments; and Senior Vice
                                                          President of Financial Planning and
                                                          Analysis (1996-1998) for Lehman
                                                          Brothers, Inc.
----------------------------------------------------------------------------------------------
 Heidi J.          Vice President          4/00-Present   Vice President and Assistant General
 Walter***                                                Counsel to Janus Capital and Janus
 100 Fillmore                                             Services. Formerly, Vice President
 Street                                                   and Senior Legal Counsel (1995-1999)
 Denver, CO 80206                                         for Stein Roe & Farnham, Inc.
 Age 35
----------------------------------------------------------------------------------------------


  * Officers are elected annually by the Trustees for a one-year term.

 ** Represents the time served for the Trust. The Officers commenced service for Janus Adviser Small Cap Value Fund as of the reorganization date.


*** "Interested person" of the Trust by virtue of positions with Janus Capital.

The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:



----------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                          MEETINGS HELD
                                                MEMBERS                   DURING LAST
              FUNCTIONS                         (INDEPENDENT TRUSTEES)    FISCAL YEAR
----------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting   John W. McCarter, Jr.     5
 COMMITTEE    process, the system of internal   (Chairman)
              control, the audit process, and   Dennis B. Mullen
              the Trusts' process for           William D. Stewart
              monitoring compliance with
              investment restrictions and
              applicable laws and the Trusts'
              Code of Ethics. The Committee's
              review of the audit process
              includes, among other things,
              the appointment, compensation
              and oversight of the auditors
              and pre-approval of all audit
              and non-audit services above a
              certain cost threshold.
----------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes                 James T. Rothe            4
 COMMITTEE    recommendations regarding         (Chairman)
              matters related to the Trusts'    William F. McCalpin
              use of brokerage commissions and  Dennis B. Mullen
              placement of portfolio
              transactions.
----------------------------------------------------------------------------------------
 MONEY        Reviews various matters related   Martin H. Waldinger       4
 MARKET       to the operations of the Janus    (Chairman)
 COMMITTEE    Money Market Funds, including     William F. McCalpin
              compliance with each Trust's      James T. Rothe
              Money Market Fund Procedures.
----------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends         Dennis B. Mullen          5
 AND          individuals for Trustee           (Chairman)
 GOVERNANCE   membership, consults with         John W. McCarter, Jr.
 COMMITTEE    Management in planning Trustee    William D. Stewart
              meetings, and oversees the
              administration of, and ensures
              the compliance with, the
              Governance Procedures and
              Guidelines adopted by the
              Trusts.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                          MEETINGS HELD
                                                MEMBERS                   DURING LAST
              FUNCTIONS                         (INDEPENDENT TRUSTEES)    FISCAL YEAR
----------------------------------------------------------------------------------------
 PRICING      Determines the fair value of      William D. Stewart        5
 COMMITTEE    restricted securities and other   (Chairman)
              securities for which market       James T. Rothe
              quotations are not readily        Martin H. Waldinger
              available, pursuant to
              procedures adopted by the
              Trustees.
----------------------------------------------------------------------------------------



               The table below gives the dollar range of shares of the Fund described in this SAI, as well as the aggregate dollar range of share of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2002. As of December 31, 2002, none of the Trustees owned Shares of the Fund, as the Fund did not commence operations until April 17.




-------------------------------------------------------------------------------------
                                               AGGREGATE DOLLAR RANGE OF EQUITY
                          DOLLAR RANGE OF      SECURITIES IN
                          EQUITY               ALL REGISTERED INVESTMENT COMPANIES
                          SECURITIES IN THE    OVERSEEN
 NAME OF TRUSTEE          FUND                 BY TRUSTEE IN JANUS FUNDS
-------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------
 Thomas H. Bailey         None                 Over $100,000
-------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------
 William F. McCalpin      None                 Over $100,000
-------------------------------------------------------------------------------------
 John W. McCarter, Jr.    None                 Over $100,000
-------------------------------------------------------------------------------------
 Dennis B. Mullen         None                 Over $100,000
-------------------------------------------------------------------------------------
 James T. Rothe           None                 Over $100,000
-------------------------------------------------------------------------------------
 William D. Stewart       None                 Over $100,000
-------------------------------------------------------------------------------------
 Martin H. Waldinger      None                 Over $100,000
-------------------------------------------------------------------------------------


               As of December 31, 2002, none of the Independent Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives pension or retirement benefits from the Fund or the Janus Funds.





                                                 Aggregate Compensation          Total Compensation
                                                    from the Fund for         from the Janus Funds for
                                                      period ended              calendar year ended
Name of Person, Position                            July 31, 2003(1)            December 31, 2002(2)
-------------------------------------------------------------------------------------------------------
Interested Trustee
  Thomas H. Bailey, Chairman and Trustee(3)                $0                                0
Independent Trustees
  William F. McCalpin, Trustee(4)                          $4                         $108,334
  John W. McCarter, Jr., Trustee(4)                        $4                         $ 94,334
  Dennis B. Mullen, Trustee                                $4                         $183,667
  James T. Rothe, Trustee                                  $4                         $176,667
  William D. Stewart, Trustee                              $4                         $176,667
  Martin H. Waldinger, Trustee                             $4                         $176,667



(1) Since the Fund had not commenced operations as of July 31, 2002, no fees were paid during this fiscal year. The aggregate compensation from this Fund is estimated for the period ended July 31, 2003 and for the Fund's first full year (August 1, 2003 through July 31, 2004) as follows: Thomas H.
    Bailey: $0; William F. McCalpin: $15; John W. McCarter, Jr.: $15; Dennis E.
    Mullen: $15; James T. Rothe: $15; William D. Stewart: $15; and Martin H.
    Waldinger: $15.

(2) As of December 31, 2002, Janus Funds consisted of three registered investment companies comprised of a total of 59 funds.

(3) Mr. Bailey is being treated as an interested person of the Fund and Janus Capital and is compensated by Janus Capital..


(4) Mr. McCalpin and Mr. McCarter were appointed as Trustees in June 2002. Therefore, they did not receive any compensation from the Janus Funds prior to June 2002.





               The following table shows the estimated annual aggregate compensation to be paid to each member of the Advisory Board for the Fund, as well as the total compensation from the Janus Funds during such period.



                                               Aggregate Compensation      Total Compensation
Name of Person, Position                           from the Fund          from the Janus Funds
-------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board Member           $49                      $30,000
Harry T. Lewis, Jr., Advisory Board Member              $49                      $30,000
Michael Owen, Advisory Board Member                     $49                      $30,000
Albert C. Yates, Advisory Board Chairman                $49                      $30,000

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


               As stated in the Fund's Prospectus, the net asset value ("NAV") of Shares of each class of the Fund is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each class of the Fund is not determined on days the NYSE is closed. The per share NAV of Shares of each class of the Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Valuations of such securities are furnished by one or more pricing services employed by the Fund and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").


               The Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the

               NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Fund calculates its NAV per Share of each class, then that security may be valued in good faith under the Valuation Procedures.

PURCHASES


               Shares of the Fund can be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares and maintain their account in the Fund will continue to be able to make additional investments in the Fund. Not all financial intermediaries offer both classes. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


               In order to receive a day's price, your order for either class of Shares must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the Fund.


               I SHARES


               I Shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by the Fund or its authorized agent.

               C SHARES


               The price you pay for C Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives and accepts your order plus the 1.00% initial sales charge, if applicable. (The Prospectus describes when initial sales charges may be waived.) Janus Distributors, the Trust's distributor, re-allows the 1.00% initial sales charge to financial intermediaries. In addition, Janus Distributors may compensate your financial intermediary at the time of sale at an additional commission rate of 1.00% of the net asset value of the C Shares purchased. In total, at the time of purchase, your financial intermediary may receive 2.00% of the net asset value of the C Shares purchased unless the financial intermediary has agreed to waive the 1.00% sales charge, in which case the financial intermediary will receive 1.00% of the net asset value of the C Shares purchased. Service providers to qualified plans will not receive either of these amounts if they receive 12b-1 fees from the time of initial investment of qualified plan assets in C Shares.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS


               I SHARES


               Under a distribution plan (the "I Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, I Shares of the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of I Shares of the Fund. Under the terms of the I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement and pension plan service providers, bank trust departments, brokers, financial advisers and other financial intermediaries as compensation for distribution and shareholder servicing performed with respect to I Shares by such service providers. The I Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of I Shares of the Fund for activities which are primarily intended to result in sales of I Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the I Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.



               C SHARES


               Under a distribution and shareholder servicing plan (the "C Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, C Shares of the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 1.00% of the average daily net assets of C Shares of the Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of C Shares or who provide shareholder account services to existing C shareholders. Financial intermediaries may from time to time be required to meet certain other criteria in order to receive these 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Plan for the first 12 months on any investment in C Shares to recoup its expenses with respect to the payment of commissions on sales of C Shares. Financial intermediaries will become eligible for compensation under the Plan beginning in the 13th month following the purchase of C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of C Shares. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of C Shares of the Fund for activities which are primarily intended to result in sales of C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of C Shares of the Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the NASD Conduct Rules. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.


               The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to either Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, either Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that class of that Fund or by vote of a majority of the 12b-1 Trustees.


               Janus Distributors also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of C Shares.


               FORMER DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


               Prior to its reorganization into I Shares of the Fund, Berger Small Cap Value Fund II paid Berger Financial a 12b-1 fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investor Shares and Service Shares classes according to the terms of its 12b-1 Plan. The 12b-1 fee payments were made by the Fund to Berger Financial with respect to each fiscal year of the fund without regard to the actual distribution expenses incurred by Berger Financial in such year.


               For the former fiscal year ended September 30, 2002, Investor Shares and Service Shares paid $5,000 and $300 respectively, to Berger Financial pursuant to the 12b-1 Plan. The 12b-1 Plan will be terminated as of the effective date of the reorganization.


REDEMPTIONS


               Redemptions, like purchases, may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares and maintain their account in the Fund will continue to be able to process redemptions directly with the Fund. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Fund to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


               C SHARES


               A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to C Shares redeemed within 18 months of purchase, unless waived, as discussed in the Prospectus. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the C Shares redeemed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
AND TAX STATUS
--------------------------------------------------------------------------------

               It is a policy of the Fund's Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended July 31, as defined by the Code, are normally declared and payable to shareholders in December. The Fund declares and make annual distributions of income (if any). The Fund intends to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code.

               All income dividends and capital gains distributions, if any, on the Fund's Shares are reinvested automatically in additional shares of the same class of that Fund at the NAV determined on the first business day following the record date.

               The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed.

               Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Fund that qualifies under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

               Income dividends or capital gains distributions made by Shares of the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


               As of March 31, 2003, prior to the reorganization of Berger Small Cap Value Fund II into Janus Adviser Small Cap Value Fund, the following shareholders owned 5% or more of the Investor Shares of Berger Small Cap Value Fund II:



                                                                             Percentage
Shareholder                           Address                                Ownership
----------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.             Reinvest Account                         13.86%
                                      Attn:Mutual Funds Department
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
National Financial Services Corp      For the Exclusive Benefit of              9.27%
                                      Customers
                                      200 Liberty Street
                                      5th Floor
                                      New York, NY 10281-5500



               As of March 31, 2003, the following shareholders owned more than 25% of the Institutional Shares of Berger Small Cap Value Fund
               II:



                                                                             Percentage
Shareholder                           Address                                Ownership
----------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.             Reinvest Account                         53.92%
                                      Attn:Mutual Funds Department
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
Berger Financial Group LLC            Attn: Teresa Bartoletti                  45.03%
                                      210 University Blvd
                                      Denver, CO 80206-4616



               As of March 31, 2003, the following shareholder owned 5% or more of the Service Shares of Berger Small Cap Value Fund II:



                                                                             Percentage
Shareholder                           Address                                Ownership
----------------------------------------------------------------------------------------
I Makino & M Govier & G Brommanu      FBO Musashi Auto Parts Associates         16.38
  Trust                               Retirement Savings Plan
                                      U/A 08-01-1989
                                      195 Brydges Drive
                                      Battle Creek, MI 49015-1040

               As of March 31, 2003, the following shareholder owned more than 25% of the Service Shares of Berger Small Cap Value Fund II:



                                                                             Percentage
Shareholder                           Address                                Ownership
----------------------------------------------------------------------------------------
National Financial Services Corp      For the Exclusive Benefit of             83.60%
                                      Customers
                                      200 Liberty Street
                                      5th Floor
                                      New York, NY 10281-5500



               For Charles Schwab & Co, Inc. and National Financial Services Corp., it is believed that this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares.



               To the knowledge of the Fund, no other shareholder owned 5% or more of the outstanding Shares of the Fund as of March 31, 2003.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


               The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust offers sixteen series of shares, known as "Funds," each of which consists of two classes of shares. Additional series and/or classes may be created from time to time. I Shares formerly had no class designation.



               The Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into I shares of Janus Adviser Small Cap Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. As soon as practicable following the reorganization, the Fund will change its fiscal year end to July 31.


               Janus Capital reserves the right to the name "Janus". In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the shares of such Fund, and in residual assets of that Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.


               The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered only through retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus Representative to purchase shares.

SHAREHOLDER MEETINGS


               The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each share owned.


               The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

               The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.



VOTING RIGHTS

               As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

               Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Fund over periods of 1, 5, and 10 years (up to the life of the Fund) that would equate the initial amount invested to the ending value. These rates of return are quoted using three different measures: (1) average annual total return before taxes; (2) average annual total return after taxes on distributions; and (3) average annual total return after taxes on distribution and redemption. The average annual total return before taxes is calculated based on the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). The average annual total return after taxes on distribution is calculated based on the following formula: P(1 + T)(n) = ATV(D) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period). Average annual total return after taxes on distributions and redemption is calculated based on the following formula:
               P(1 + T)(n) = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemptions), n = the number of years and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period).

               All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions, less taxes due on such distributions, are reinvested when paid. The taxes due are calculated using the highest individual marginal federal tax rates and capital gains tax rates in effect on the reinvestment date. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

I SHARES



               It is currently contemplated that before Janus Adviser Small Cap Value Fund commences operations, substantially all of the assets of Berger Small Cap Value Fund II will be transferred to the Fund in a tax-free reorganization, and the three share classes (Investor Shares, Institutional Shares and Service Shares) of Berger Small Cap Value Fund II will be reorganized into I Shares of the Janus Adviser Small Cap Value Fund. Because Janus Adviser Small Cap Value Fund did not commence operations as of the date of this SAI, it does not have its own performance record. All performance information presented for the I Shares of that Fund represent the performance of the Investor Shares class of Berger Small Cap Value Fund II computed as of September 30, 2002.



                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                    DATE      NUMBER OF          (BEFORE TAXES)
                                                  AVAILABLE   MONTHS IN    ---------------------------
FUND NAME                                         FOR SALE    LIFETIME           LIFE OF FUND(1)
------------------------------------------------------------------------------------------------------
Janus Adviser Small Cap Value Fund -- I Shares      3/28/02       6                  (17.40)%


(1) Since inception of Berger Small Cap Value Fund II on March 28, 2002


               Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of each Fund, computed as of September 30 2002, is shown in the table below.



                                                                               AVERAGE ANNUAL TOTAL
                                                                                      RETURN
                                                    DATE      NUMBER OF          (AFTER TAXES ON
                                                  AVAILABLE   MONTHS IN           DISTRIBUTIONS)
FUND NAME                                         FOR SALE    LIFETIME             LIFE OF FUND
-------------------------------------------------------------------------------------------------------
Janus Adviser Small Cap Value Fund -- Class I       3/28/02
 Shares                                                           6                  (17.40)%


               Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, computed as of September 30, 2002, is shown in the table below.


                                                                                        Average Annual
                                                                                        Return (After
                                                                                           Taxes on
                                                                                        Distributions
                                                               Date        Number      and Redemptions)
                                                             Available    of Months        Life of
Fund Name                                                    For Sale    in Lifetime       Fund(1)
-------------------------------------------------------------------------------------------------------
Janus Adviser Small Cap Value Fund - I Shares                 3/28/02         6            (10.68)%


(1) Since inception of Berger Small Cap Value Fund II on March 28, 2002.


C SHARES



               The Fund's C Shares are expected to commence operations on April 22, 2003. The performance shown below for C Shares reflects the historical performance of the Investor Shares class of Berger Small Cap Value Fund II prior to April 22, 2003, restated based on C Share's estimated fees and expenses (ignoring any fee and expense limitations).

               The average annual return before taxes assumes that (1) the initial sales load is deducted from the initial $1,000 payment;
               (2) all distributions by the Fund are invested at the price stated in the Prospectus on the reinvestment dates during the period; and (3) shares were held for the entire measurement periods and completely redeemed with the deferred sales load deducted at the time, in the amount and under the terms disclosed in the Prospectus. The average annual total return before taxes of the Fund's C Shares (computed to include the returns of the Predecessor Fund prior to the reorganization), computed as of September 30, 2002 is shown in the table below.



                                                               Average Annual Total Return
                                                                     (Before Taxes)
                                                          Date        Number
                                                        Available    of Months
Fund Name                                               For Sale    in Lifetime   Life of Fund(1)
-------------------------------------------------------------------------------------------------
Janus Adviser Small Cap Value Fund -- C Shares           3/28/02         6           (18.59)%


(1) Since inception of Berger Small Cap Value Fund II on March 28, 2002.

               Yield quotations for the Fund are based on the investment income per Share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                      YIELD = 2[(a - b + 1)(6) - 1]
                                 -----
                                  cd


                where a   = dividend and interest income
                      b   = expenses accrued for the period (net of
                            reimbursements)
                      c   = average daily number of shares outstanding
                            during the period that were entitled to
                            receive dividends
                      d   = maximum net asset value (I Shares) or maximum
                            offering price (C Shares) per share on the
                            last day of the period

               From time to time in advertisements or sales material, the Fund may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Fund may also compare its performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Credit Index Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell Mid Cap Growth Index, the Russell 2000 Growth Index, the Russell 3000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Value Index, the Russell Mid Cap Value Index, the Standard and Poor's 600 Small Cap Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Standard & Poor's/BARRA Growth Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/ Corporate Bond Index, the Investment Week 100 Index and the Nasdaq composite. In addition, the Fund may compare its total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Fund and such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF BERGER SMALL CAP VALUE FUND II




               The following audited financial statements for the period ended September 30, 2002 are hereby incorporated into this SAI by reference to the Fund's Annual Report dated September 30, 2002 insofar as such financial statements relate to the Berger Small Cap Value Fund II:


               Schedule of Investments as of September 30, 2002

               Statement of Operations for the period ended September 30, 2002

               Statement of Assets and Liabilities as of September 30, 2002

               Statement of Changes in Net Assets for the period ended September 30, 2002

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Accountants


               The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to
                                             the adverse effects of changing
                                             circumstances and economic conditions.
                BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate
                                             protection parameters, but adverse
                                             economic conditions or changing
                                             circumstances more likely to lead to a
                                             weakened capacity to pay principal and
                                             interest than for higher rated bonds.
                Non-Investment Grade
                BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet
                                             required interest and principal
                                             payments. BB -- lowest degree of
                                             speculation; C -- the highest degree of
                                             speculation. Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk exposure to
                                             adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                --------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured.
                                             Interest and principal appear adequate
                                             for the present but certain protective
                                             elements may be lacking or may be
                                             unreliable over any great length of
                                             time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and
                                             principal payments not well safeguarded
                                             during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance
                                             of timely interest and principal
                                             payments or maintenance of other
                                             contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.


               Unrated securities will be treated as noninvestment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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

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

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

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

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

                                  [JANUS LOGO]
                                         www.janus.com

                                         100 Fillmore Street
                                         Denver, Colorado 80206-4928
                                         1-800-525-0020

                              JANUS ADVISER SERIES

                           PART C - OTHER INFORMATION

ITEM 23            Exhibits

                   Exhibit 1        (a)      Trust Instrument dated March 22, 2000, is incorporated
                                             by reference to Registrant's Registration Statement
                                             (File. No. 333-33978) on Form N-1A filed with the
                                             Securities and Exchange Commission on April 4, 2000.

                                    (b)      Form of Amendment to Trust Instrument is incorporated
                                             by reference to Exhibit 1(b) to Post-Effective
                                             Amendment No. 2, filed February 14, 2001 (File No.
                                             333-33978).

                                    (c)      Form of Second Amendment to Trust Instrument dated
                                             September 30, 2001 is incorporated by reference to
                                             Exhibit 1(c) to Post-Effective Amendment No. 3, filed
                                             July 31, 2001 (File No. 333-33978).

                                    (d)      Third Amendment to Trust Instrument dated June 18,
                                             2002, is incorporated by reference to Exhibit 1(d) to
                                             Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                                    (e)      Fourth Amendment to Trust Instrument, dated September
                                             18, 2002, is incorporated by reference to Exhibit 1(e)
                                             to Post-Effective Amendment No. 6, filed September 26,
                                             2002 (File No. 333-33978).

                                    (f)      Fifth Amendment to Trust Instrument, dated October 14,
                                             2002, is incorporated by reference to Exhibit 1(f) to
                                             Post-Effective Amendment No. 7, filed October 17, 2002
                                             (File No. 333-33978).

                                    (g)      Sixth Amendment to Trust Instrument, dated December 10,
                                             2002, is incorporated by reference to Exhibit 1(g) to
                                             Post- Effective Amendment No. 9, filed January 3, 2003
                                             (File No. 333-33978).

                                    (h)      Seventh Amendment to Trust Instrument, dated March 18,
                                             2003 is incorporated by reference to Exhibit 1(h) to
                                             Post-Effective Amendment No. 10, filed March 19, 2003
                                             (File No.333-33978).

                                    (i)      Amended and Restated Trust Instrument, dated March 18,
                                             2003 is incorporated by reference to Exhibit 1(i) to
                                             Post-Effective Amendment No. 12, filed April 3, 2003
                                             (File No. 333-33978).

                   Exhibit 2        (a)      Bylaws are incorporated herein by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (b)      First Amendment to Bylaws, dated September 18, 2002, is
                                             incorporated by reference to Exhibit 2(b) to
                                             Post-Effective Amendment No. 6, filed September 26,
                                             2002 (File No. 333-33978).

                   Exhibit 3                 Not Applicable

                   Exhibit 4        (a)      Form of Investment Advisory Agreement for Growth Fund
                                             is incorporated by reference to Registrant's Registration
                                             Statement (File. No. 333-33978) on Form N-1A filed with
                                             the Securities and Exchange Commission on April 4, 2000.

                                    (b)      Form of Investment Advisory Agreement for Aggressive
                                             Growth Fund is incorporated by reference to
                                             Registrant's Registration Statement (File. No.
                                             333-33978) on Form N-1A filed with the Securities and
                                             Exchange Commission on April 4, 2000.

                                    (c)      Form of Investment Advisory Agreement for Capital
                                             Appreciation Fund is incorporated by reference to
                                             Registrant's Registration Statement (File. No.
                                             333-33978) on Form N-1A filed with the Securities and
                                             Exchange Commission on April 4, 2000.

                                    (d)      Form of Investment Advisory Agreement for Balanced Fund
                                             is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (e)      Form of Investment Advisory Agreement for Equity Income
                                             Fund is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (f)      Form of Investment Advisory Agreement for Growth and
                                             Income Fund is incorporated by reference to
                                             Registrant's Registration Statement (File. No.
                                             333-33978) on Form N-1A filed with the Securities and
                                             Exchange Commission on April 4, 2000.

                                    (g)      Form of Investment Advisory Agreement for Strategic
                                             Value Fund is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (h)      Form of Investment Advisory Agreement for International
                                             Fund is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (i)      Form of Investment Advisory Agreement for Worldwide
                                             Fund is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (j)      Form of Investment Advisory Agreement for Flexible
                                             Income Fund is incorporated by reference to
                                             Registrant's Registration Statement (File. No.
                                             333-33978) on Form N-1A filed with the Securities and
                                             Exchange Commission on April 4, 2000.

                                    (k)      Form of Investment Advisory Agreement for Money Market
                                             Fund is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (l)      Form of Investment Advisory Agreement for Global Value
                                             Fund is incorporated by reference to Exhibit 4(l) to
                                             Post- Effective Amendment No. 2, filed February 14,
                                             2001 (File No. 333-33978).

                                    (m)      Form of First Amendment to Investment Advisory
                                             Agreement for Core Equity Fund dated September 30, 2001
                                             is incorporated by reference to Exhibit 4(m) to
                                             Post-

                                             Effective Amendment No. 3, filed July 31, 2001
                                             (File No. 333-33978).

                                    (n)      Form of Investment Advisory Agreement for Aggressive
                                             Growth Fund, Balanced Fund, Capital Appreciation Fund,
                                             Core Equity Fund, Flexible Income Fund, Global Value
                                             Fund, Growth and Income Fund, Growth Fund,
                                             International Fund, Money Market Fund, Strategic Value
                                             Fund and Worldwide Fund is incorporated by reference to
                                             Exhibit 4(n) to Post-Effective Amendment No. 5, filed
                                             July 26, 2002 (File No. 333-33978).

                                    (o)      Form of Transfer and Assumption Agreement between Janus
                                             Capital Corporation and Janus Capital Management LLC,
                                             dated April 1, 2002, is incorporated by reference to
                                             Exhibit 4(o) to Post-Effective Amendment No. 5, filed
                                             July 26, 2002 (File No. 333-33978).

                                    (p)      Investment Advisory Agreement for Janus Adviser
                                             Risk-Managed Large Cap Growth Fund is incorporated by
                                             reference to Exhibit 4(p) to Post-Effective Amendment
                                             No. 8, filed December 30, 2002 (File No. 333-33978).

                                    (q)      Sub-Advisory Agreement for Janus Adviser Risk-Managed
                                             Large Cap Growth Fund is incorporated by reference to
                                             Exhibit 4(q) to Post-Effective Amendment No. 8, filed
                                             December 30, 2002 (File No. 333-33978).

                                    (r)      Investment Advisory Agreement for Janus Adviser
                                             Risk-Managed Large Cap Core Fund is incorporated by
                                             reference to Exhibit 4(r) to Post-Effective Amendment
                                             No. 8, filed December 30, 2002 (File No. 333-33978).

                                    (s)      Sub-Advisory Agreement for Janus Adviser Risk-Managed
                                             Large Cap Core Fund is incorporated by reference to
                                             Exhibit 4(s) to Post-Effective Amendment No. 8, filed
                                             December 30, 2002 (File No. 333-33978).

                                    (t)      Investment Advisory Agreement for Janus Adviser Mid Cap
                                             Value Fund is incorporated by reference to Exhibit 4(t)
                                             to Post-Effective Amendment No. 8, filed December 30,
                                             2002 (File No. 333-33978).

                                    (u)      Sub-Advisory Agreement for Janus Adviser Mid Cap Value
                                             Fund is incorporated by reference to Exhibit 4(u) to
                                             Post-

                                             Effective Amendment No. 8, filed December 30, 2002
                                             (File No. 333-33978).

                                    (v)      Form of Investment Advisory Agreement for Janus Adviser
                                             Small Cap Value Fund is incorporated by reference to
                                             Exhibit 4(v) to Post-Effective Amendment No. 9, filed
                                             January 3, 2003 (File No. 333-33978).

                                    (w)      Form of Sub-Advisory Agreement for Janus Adviser Small
                                             Cap Value Fund is incorporated by reference to Exhibit
                                             4(w) to Post-Effective Amendment No. 9, filed January
                                             3, 2003 (File No. 333-33978).

                                    (x)      Form of Investment Advisory Agreement for Janus Adviser
                                             High-Yield Fund is incorporated by reference to Exhibit
                                             4(x) to Post-Effective Amendment No. 10, filed March
                                             19, 2003 (File No. 333-33978).

                   Exhibit 5        (a)      Form of Distribution Agreement between Janus Adviser
                                             Series and Janus Distributors, Inc. is incorporated by
                                             reference to Registrant's Registration Statement (File. No.
                                             333-33978) on Form N-1A filed with the Securities and
                                             Exchange Commission on April 4, 2000.

                                    (b)      Form of Transfer and Assumption Agreement between Janus
                                             Distributors, Inc. and Janus Distributors LLC, dated
                                             April 1, 2002, is incorporated by reference to Exhibit
                                             5(b) to Post-Effective Amendment No. 5, filed July 26,
                                             2002 (File No. 333-33978).

                                    (c)      Amended and Restated Distribution Agreement between
                                             Janus Adviser Series and Janus Distributors LLC is
                                             incorporated by reference to Exhibit 5(c) to
                                             Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                                    (d)      Form of Amended and Restated Distribution and
                                             Shareholder Servicing Plan between Janus Adviser Series
                                             and Janus Distributors LLC is incorporated by reference
                                             to Exhibit 5(d) to Post-Effective Amendment No. 9,
                                             filed January 3, 2003 (File No. 333-33978).

                   Exhibit 6                 Not Applicable

                   Exhibit 7        (a)      Form of Custodian Agreement between Janus Adviser

                                             Series and State Street Bank and Trust Company is
                                             incorporated by reference to Exhibit 7(a) to Pre-
                                             Effective Amendment No. 1, filed on June 12, 2000
                                             (File No. 333-33978).

                                    (b)      Form of Global Custody Services Agreement between Janus
                                             Adviser Series, on behalf of Janus Adviser Money Market
                                             Fund and Citibank, N.A is incorporated by reference to
                                             Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on
                                             June 12, 2000 (File No. 333-33978).

                                    (c)      Foreign Custody Amendment to State Street Bank and
                                             Trust Company Custodian Contract dated December 5, 2000
                                             is incorporated by reference to Exhibit 7(c) to Post-
                                             Effective Amendment No. 1, filed December 19, 2000
                                             (File No. 333-33978).

                                    (d)      Form of Foreign Custody Manager Addendum to Global
                                             Custodial Services Agreement with Citibank, N.A. dated
                                             December 5, 2000 is incorporated by reference to
                                             Exhibit 7(d) to Post-Effective Amendment No. 1, filed
                                             December 19, 2000 (File No. 333-33978).

                                    (e)      Form of Amendment to State Street Bank and Trust
                                             Company Custodian Contract dated December 5, 2000 is
                                             incorporated by reference to Exhibit 7(e) to
                                             Post-Effective Amendment No. 1, filed December 19, 2000
                                             (File No. 333-33978).

                                    (f)      Form of Amendment to State Street Bank and Trust
                                             Company Custodian Contract dated December 5, 2000 is
                                             incorporated by reference to Exhibit 7(f) to
                                             Post-Effective Amendment No. 1, filed December 19, 2000
                                             (File No. 333-33978).

                                    (g)      Form of Letter Agreement with State Street Bank and
                                             Trust is incorporated by reference to Exhibit 7(g) to
                                             Post- Effective Amendment No. 2, filed February 14,
                                             2001 (File No. 333-33978).

                                    (h)      Form of Letter Agreement with State Street Bank and
                                             Trust Company dated September 30, 2001 is incorporated
                                             by reference to Exhibit 7(h) to Post-Effective
                                             Amendment No. 3, filed July 31, 2001 (File No.
                                             333-33978).

                                    (i)      Amendment to Subcustodian Contract between Citibank,
                                             N.A. and State Street Bank and Trust is incorporated by
                                             reference to Exhibit 7(i) to Post-Effective Amendment
                                             No. 5, filed July 26, 2002 (File No. 333-33978).

                                    (j)      Form of Letter Agreement with State Street Bank and
                                             Trust Company dated December 31, 2002 is incorporated
                                             by reference to Exhibit 7(j) to Post-Effective
                                             Amendment No. 7, filed October 17, 2002 (File No.
                                             333-33978).

                                    (k)      Form of Letter Agreement with State Street Bank and
                                             Trust Company dated December 31, 2002, is incorporated
                                             by reference to Exhibit 7(k) to Post-Effective
                                             Amendment No. 7, filed October 17, 2002 (File No.
                                             333-33978).

                                    (l)      Form of Letter Agreement with State Street Bank and
                                             Trust Company dated March 21, 2003 is incorporated by
                                             reference to Exhibit 7(l) to Post-Effective Amendment
                                             No. 9, filed January 3, 2003 (File No. 333-33978).

                                    (m)      Form of Letter Agreement with State Street Bank and
                                             Trust Company dated June 2, 2003 is incorporated by
                                             reference to Exhibit 7(m) to Post-Effective Amendment
                                             No. 10, filed March 19, 2003 (File No. 333-3978).

                   Exhibit 8        (a)      Form of Transfer Agency Agreement with Janus Service
                                             Corporation is incorporated by reference to Registrant's
                                             Registration Statement (File. No. 333-33978) on Form
                                             N-1A filed with the Securities and Exchange Commission
                                             on April 4, 2000.

                                    (b)      Form of Administrative Services Agreement with Janus
                                             Service Corporation is incorporated by reference to
                                             Registrant's Registration Statement (File. No.
                                             333-33978) on Form N-1A filed with the Securities and
                                             Exchange Commission on April 4, 2000.

                                    (c)      Form of Transfer and Assumption Agreement between Janus
                                             Service Corporation and Janus Services LLC, dated April
                                             1, 2002, is incorporated by reference to Exhibit 8(c)
                                             to Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                                    (d)      Amended and Restated Transfer Agency Agreement with
                                             Janus Services LLC is incorporated by reference to
                                             Exhibit

                                             8(d) to Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                                    (e)      Form of Agreement and Plan of Reorganization by and
                                             among Janus Adviser Series and Berger Investment
                                             Portfolio Trust is incorporated by reference to Exhibit
                                             8(e) to Post-Effective Amendment No. 9, filed January
                                             3, 2003 (File No. 333-33978).

                   Exhibit 9        (a)      Opinion and Consent of Fund Counsel with respect to
                                             shares of the Trust is incorporated herein by reference to
                                             Exhibit 9 to Pre-Effective Amendment No. 1, filed on June
                                             12, 2000 (File No. 333-33978).

                                    (b)      Opinion and Consent of Fund Counsel with respect to
                                             shares of Global Value Fund is incorporated by
                                             reference to Exhibit 9(b) to Post-Effective Amendment
                                             No. 2, filed February 14, 2001 (File No. 333-33978).

                                    (c)      Opinion and Consent of Fund Counsel with respect to
                                             Class C Shares of Aggressive Growth Fund, Balanced
                                             Fund, Capital Appreciation Fund, Core Equity Fund,
                                             Flexible Income Fund, Global Value Fund, Growth and
                                             Income Fund, Growth Fund, International Fund, Money
                                             Market Fund, Strategic Value Fund and Worldwide Fund is
                                             incorporated by reference to Exhibit 9(c) to
                                             Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                                    (d)      Opinion and Consent of Fund Counsel with respect to
                                             Class I Shares and Class C Shares of Risk-Managed Large
                                             Cap Growth Fund, Risk-Managed Large Cap Core Fund and
                                             Mid Cap Value Fund is incorporated by reference to
                                             Exhibit 9(d) to Post Effective Amendment No. 7, filed
                                             October 17, 2002 (File No. 333-33978).

                                    (e)      Opinion and Consent of Fund Counsel with respect to
                                             Class I Shares and Class C Shares of Janus Adviser
                                             Small Cap Value Fund is incorporated by reference to
                                             Exhibit 9(e) to Post-Effective Amendment No. 9, filed
                                             January 3, 2003 (File No. 333-33978).

                                    (f)      Opinion and Consent of Fund Counsel with respect to
                                             Class I Shares and Class C Shares of Janus Adviser
                                             High-Yield Fund is incorporated by reference to Exhibit
                                             9(f) to Post-

                                             Effective Amendment No. 10, filed March 19, 2003
                                             (File No. 333-33978).

                   Exhibit 10                Consent of PricewaterhouseCoopers LLP is filed herein as
                                             Exhibit 10.

                   Exhibit 11                Not Applicable

                   Exhibit 12                Not Applicable

                   Exhibit 13       (a)      Form of Distribution and Shareholder Servicing Plan
                                             is incorporated by reference to Registrant's Registration
                                             Statement (File. No. 333-33978) on Form N-1A filed with
                                             the Securities and Exchange Commission on April 4, 2000.

                                    (b)      Distribution and Shareholder Servicing Plan for Class C
                                             Shares is incorporated by reference to Exhibit 13(b) to
                                             Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                   Exhibit 14       (a)      Code of Ethics filed with Registrant's Registration Statement
                                             (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000, have been withdrawn.

                                    (b)      Amended Janus Ethics Rules filed as Exhibit 14(b) to
                                             Post-Effective Amendment No. 3, filed July 31, 2001
                                             (File No. 333-33978), have been withdrawn.

                                    (c)      Amended Janus Ethics Rules filed as Exhibit 14(c) to
                                             Post-Effective Amendment No.5, filed July 26, 2002
                                             (File No. 333-33978), have been withdrawn.

                                    (d)      Code of Ethics of Perkins, Wolf, McDonnell and Company
                                             is incorporated by reference to Exhibit 14(d) to
                                             Post-Effective Amendment No. 8, filed December 30, 2002
                                             (File No. 333-33978).

                                    (e)      Code of Ethics and Statement of Personal Trading
                                             Policies for Enhanced Investment Technologies, LLC is
                                             incorporated by reference to Exhibit 14(e) to
                                             Post-Effective Amendment No. 8, filed December 30, 2002
                                             (File No. 333-33978).

                                    (f)      Code of Ethics and Statement of Policies for Bay Isle
                                             Financial LLC is incorporated by reference to Exhibit
                                             14(f)

                                             to Post-Effective Amendment No. 9, filed January 3, 2003
                                             (File No. 333-33978).

                                    (g)      Amended Code of Ethics Rules filed as Exhibit 14(g) to
                                             Post-Effective Amendment No 10, filed March 19, 2003
                                             (File No. 333-33978), have been withdrawn.

                                    (h)      Amended Code of Ethics Rules are incorporated by
                                             reference to Exhibit 14(h) to Post-Effective Amendment
                                             No. 12, filed April 3, 2003 (File No. 333-33978).

                   Exhibit 15       (a)      Powers of Attorney dated June 18, 2002, are incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 5, filed July 26, 2002
                                             (File No. 333-33978).

                                    (b)      Powers of Attorney dated June 18, 2002, are
                                             incorporated by reference to Exhibit 15(b) to
                                             Post-Effective Amendment No. 8, filed December 30, 2002
                                             (File No. 333-33978).

                   Exhibit 16       (a)      Rule 18f-3 Plan dated June 18, 2002, is incorporated by reference to
                                             Exhibit 16 to Post-Effective Amendment No. 5, filed July 26, 2002 (File
                                             No. 333-33978).

                                    (b)      Amended and Restated Rule 18f-3 Plan dated March 18,
                                             2003 is incorporated by reference to Exhibit 16(b) to
                                             Post-Effective Amendment No. 12, filed April 3, 2003
                                             (File No. 333-33978).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         None

ITEM 25. Indemnification

         Article IX of Janus Adviser Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 26. Business and Other Connections of Investment Adviser

         The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the Statements of Additional Information included in this Registration Statement.

         The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:


Name and Principal             Adviser/Affiliated Entity Name             Position with Adviser or Affiliated Entity
Business Address
Robin C. Beery*                Janus Capital Management LLC               Vice President and Chief Marketing Officer
                               The Janus Foundation                       President and Director
                               Janus Capital Group Inc.                   Vice President and Chief Marketing Officer

James P. Goff*                 Janus Capital Management LLC               Vice President and Director of Research

R. Timothy Hudner*             Janus Capital Management LLC               Vice President and Chief Operations Officer
                               Janus Capital Group Inc.                   Vice President and Chief Operations Officer
                               Janus Services LLC                         President

Mark B. Whiston*               Janus Capital Management LLC               Chief Executive Officer and President
                               Janus Capital Group Inc.                   Chief Executive Officer and President
                               Janus Capital International LLC            Co-Chief Executive Officer and President
                               Janus International (Asia) Limited         President and Director
                               Janus International Limited                President, Director and Chairman
                               Janus Institutional Services LLC           President
                               Janus Capital Trust Management Limited     Director
                               Janus World Funds Plc.                     Director
                               Janus World Principal Protected Funds      Director
                               Janus Global Funds SPC                     Board Member


* Principal address is 100 Fillmore Street, Denver, Colorado 80206-4928.

ITEM 27. Principal Underwriters

         (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series and Janus Investment Fund.

         (b) The principal business address, positions with Janus Distributors and positions with Registrant of Thomas A. Early, Bonnie M. Howe, Kelley Abbott Howes, David R. Kowalski and Loren M. Starr, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

                  Name                      Position with Janus Distributors LLC


                  Gregory A. Frost          Vice President and Controller
                  Matthew R. Luoma*         Vice President and Treasurer
                  Douglas J. Laird          Vice President
                  Lars O. Soderberg*        President

                  *Mr. Frost, Mr. Luoma, Mr. Laird and Mr. Soderberg do not hold any positions with the Registrant. Their principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

         (c)      Not Applicable.


ITEM 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC and Janus Services LLC, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043.

ITEM 29. Management Services

         The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 17th day of April, 2003.

                                      JANUS ADVISER SERIES


                                      By:   /s/ Loren M. Starr
                                            -----------------------------------
                                            Loren M. Starr, President and Chief
                                            Executive Officer


         Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                      Title                                      Date

/s/ Loren M. Starr
------------------------------------           President and Chief Executive Officer      April 17, 2003
Loren M. Starr                                 (Principal Executive Officer)


/s/ Anita E. Falicia
------------------------------------           Vice President, Chief Financial            April 17, 2003
Anita E. Falicia                               Officer and Treasurer
                                               (Principal Financial Officer and
                                               Principal Accounting Officer)

Thomas H. Bailey*                                  Trustee                                 April 17, 2003
------------------------------------
Thomas H. Bailey

William F. McCalpin*                               Trustee                                 April 17, 2003
------------------------------------
William F. McCalpin

John W. McCarter, Jr.*                             Trustee                                 April 17, 2003
------------------------------------
John W. McCarter, Jr.

Dennis B. Mullen*                                  Trustee                                 April 17, 2003
------------------------------------
Dennis B. Mullen

James T. Rothe*                                    Trustee                                 April 17, 2003
------------------------------------
James T. Rothe

William D. Stewart*                                Trustee                                 April 17, 2003
------------------------------------
William D. Stewart

Martin H. Waldinger*                               Trustee                                 April 17, 2003
------------------------------------
Martin H. Waldinger



/s/ Thomas A. Early
------------------------------------
*By      Thomas A. Early
         Attorney-in-Fact

                                INDEX OF EXHIBITS

Exhibit Number             Exhibit Title
--------------             -------------



Exhibit 10                 Consent of PricewaterhouseCoopers LLP